Information on market risk and fair value of financial assets and liabilities (telecom activities) - Book value of derivatives, net (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ 1,069	€ 405	€ (510)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	1,069		€ (510)
Level 2 of fair value hierarchy [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ 1,069